Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues
Revenues	$ 19,275,673	$ 13,464,430	$ 11,143,138
Cost of sales
Cost of sales	(17,596,008)	(10,695,826)	(8,965,091)
Gross profit	1,679,665	2,768,604	2,178,047
Operating expenses:
General and administrative expenses	(8,845,949)	(1,336,394)	(1,188,713)
Income (loss) from operations	(7,166,284)	1,432,210	989,334
Other income, net	290,337	116,397	588,131
Interest expense	(224,412)	(210,713)	(190,561)
Income (loss) before tax expense	(7,100,359)	1,337,894	1,386,904
Income tax (expense) recovery	119,291	(246,609)	(219,644)
Net income (loss)	(6,981,068)	1,091,285	1,167,260
Other comprehensive income
Total comprehensive income (loss)	$ (6,981,068)	$ 1,091,285	$ 1,167,260
Net earnings (losses) per share attributable to ordinary shareholders
Basic	$ (0.28)	$ 0.05	$ 0.05
diluted	$ (0.28)	$ 0.05	$ 0.05
Weighted average number of ordinary shares used in computing net earnings per share
Basic	24,686,300	22,500,000	22,500,000
diluted	24,686,300	22,500,000	22,500,000
Third Party [Member]
Revenues
Revenues	$ 18,631,925	$ 13,464,430	$ 8,312,663
Cost of sales
Cost of sales	(16,708,063)	(9,672,689)	(7,802,451)
Related Party [Member]
Revenues
Revenues	643,748		2,830,475
Cost of sales
Cost of sales	$ (887,945)	$ (1,023,137)	$ (1,162,640)